Right-of-use assets - Carrying amounts of lease liabilities and the movements during the period (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Right-of-use assets
Beginning balance	€ 21,704	€ 3,465
Additions	3,654	20,946
Interest expenses	865	339	€ 153
Payments	(5,018)	(3,046)
Ending balance	21,205	21,704	€ 3,465
Current lease liabilities	3,528	3,635
Non-current lease liabilities	€ 17,677	€ 18,069